Registration No. 33-35827 and 811-06139 (BBH Broad Market Fixed Income Fund)

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 60

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 92


                                 BBH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                       40 Water Street, Boston, MA 02109
                    (Address of Principal Executive Offices)

                                 (800) 625-5759
                        (Registrant's Telephone Number)

                                John A. Nielsen
                        140 Broadway, New York, NY 10005
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                                    Copy to:
                         John E. Baumgardner, Jr., Esq.
                              Sullivan & Cromwell
                   125 Broad Street, New York, New York 10004

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ X ]  Immediately upon filing pursuant to paragraph (b)
[   ]  on ________________pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(i)
[   ]  on _______________ pursuant to paragraph (a)(i)
[   ]  75 days after filing pursuant to paragraph (a)(ii)
[   ]  on ____________ pursuant to paragraph (a)(ii).

If appropriate, check the following box:
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.








                                     PART C

ITEM 23.  EXHIBITS

(a)         Conformed copy of Supplementary Articles of Incorporation of the
            Registrant; (17)
(b)         Amended and Restated By-Laws of the Registrant; (7)
(c)         Not Applicable;
(d)  (1)    Conformed copy of Amended and Restated Investment Advisory Agreement including Exhibit A; (17)
     (2)    Conformed copy of Sub-Advisory Agreement with Walter Scott, subadviser of the Registrant; (17)
     (3)    Conformed copy of Sub-Advisory Agreement with Mondrian Investment
            Partners Limited, subadviser of the Registrant; (18)
     (4)    Conformed copy of Sub-Advisory Agreement dated October 2, 2006 with
            Walter Scott, subadviser of the Registrant; (20)
(e)  (1)    Conformed copy of Amended and Restated Distribution
            Agreement including Exhibit A of the Registrant; (17)
(f)         Not Applicable;
(g)  (1)    Conformed copy of Amended and Restated Custodian Agreement of the
            Registrant; (17)
     (2)    Conformed copy of Amended and Restated Transfer Agency and Services
            Agreement including Addendum to Transfer Agency and Services
            Agreement and Schedule A of the Registrant; (17)
(h)  (1)    Conformed copy of Amended and Restated Administration Agreement including Appendix A of the Registrant; (17)
     (2)    Conformed copy of Sub-administrative Services Agreement between
            Brown Brothers Harriman Trust Company, LLC and Federated Services
            Company; (14)
     (3)    Form of License Agreement; (1)
     (4)     Conformed copy of Amended and Restated Shareholder Servicing
            Agreement including Appendix A of the Registrant; (17)
     (5)    Conformed copy of Amended and Restated Accounting Agreement including Appendix A of the Registrant; (17)
     (6)    Conformed copy of Amended and Restated Eligible Institution
            Agreement of the Registrant; (6)
     (7)    Conformed copy of Appendix A to Amended and Restated Eligible
            Institution Agreement of the Registrant; (14)
     (8)    Conformed copy of Expense Payment Agreement with respect to The 59
            Wall Street Inflation-Indexed Securities Fund; (13)
     (9)    Conformed copy of Expense Payment Agreement with respect to The 59
            Wall Street International Equity Fund; (10)
     (10)   Conformed copy of Expense Payment Agreement with respect to The 59
            Wall Street Broad Market Fixed Income Fund; (14)
(i)         Conformed copy of Opinion and Consent of Counsel as to the legality of Shares being registered;
(j)         Independent auditors' consent; (+)
(k)         Not Applicable;
(l)  (1)    Conformed copy of investment representation letters from initial shareholders; (2)
     (2)    Form of investment representation letter from initial shareholders of The 59 Wall Street Opportunities Fund; (12)
(m)         Conformed copy of Distribution Plan for Class A Shares including
            Schedule A of the Registrant; (17)
(n)  (1)    Conformed copy of Amended and Restated Multiple Class Plan including Appendix A of the Registrant; (17)
(o)  (1)    Conformed copy of Power of Attorney of the Registrant; (13)
     (2)    Conformed copy of Power of Attorney of President of the Registrant;
            (17)
     (3)    Conformed copy of Power of Attorney of Director of the Registrant;
            (19)
     (4)    Conformed copy of Power of Attorney of Treasurer of the Registrant;
            (19)
(p)  (1)    Conformed copy of Code of Ethics of the Registrant; (16)
     (2)    Conformed copy of Code of Ethics of the Adviser; (13)
     (3)    Conformed copy of Code of Ethics of Edgewood Services, Inc. (15)


+   All exhibits have been filed electronically.

(1) Filed with the initial Registration Statement on July 16, 1990.
(2) Filed with Amendment No. 1 to this Registration Statement on October 9,
    1990.
(3) Filed with Amendment No. 2 to this Registration Statement on February 14, 1991.
(4) Filed with Amendment No. 5 to this Registration Statement on June 15, 1992.
(5) Filed with Amendment No. 7 to this Registration Statement on March 1, 1993.
(6) Filed with Amendment No. 9 to this Registration Statement on December 30, 1993.
(7) Filed with Amendment No. 24 to this Registration Statement on February 28, 1996.
(8) Filed with Amendment No. 27 to this Registration Statement on February 28, 1997.
(9) Filed with Amendment No. 38 to this Registration Statement on September 21, 1998.
(10) Filed with Amendment No. 40 to this Registration Statement on December 30, 1998.
(11) Filed with Amendment No. 43 to this Registration Statement on February 26, 1999.
(12) Filed with Amendment No. 46 to this Registration Statement on September 28, 1999.
(13) Filed with Amendment No. 63 to this Registration Statement on February 23, 2001.
(14) Filed with Amendment No. 77 to this Registration Statement on August 15, 2002.
(15) Filed with Amendment No. 79 to this Registration Statement on November 1, 2002.
(16) Filed with Amendment No. 81 to this Registration Statement on March 3,
     2003.
(17) Filed with Amendment No. 84 to this Registration Statement on March 3,
     2004.
(18) Filed with Amendment No. 85 to this Registration Statement on December 29, 2004.
(19) Filed with Amendment No. 87 to this Registration Statement on March 2,
     2006.
(20) Filed with Amendment No. 89 to this Registration Statement on February 28, 2007.

Item 24 Persons Controlled by or Under Common Control with Registrant.

         See "Directors and Officers" in the Statement of Additional Information filed as part of this Registration Statement.

Item 25. Indemnification

         Reference is made to Article VII of Registrant's By-Laws and to Section of the Distribution Agreement between the Registrant and Edgewood Services, Inc.

         Registrant, its Directors and officers, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

         The Registrant's investment adviser, Brown Brothers Harriman & Co. ("BBH & Co."), is a New York limited partnership. BBH & Co. conducts a general banking business and is a member of the New York Stock Exchange, Inc. To the knowledge of the Registrant, none of the general partners or officers of BBH & Co. is engaged in any other business, profession, vocation or employment of a substantial nature.

BBH & Co. is a New York limited partnership established in 1818. BBH & Co. has established a separately identifiable department (SID) to provide investment advice to the Fund. The SID is registered with the SEC under the Investment Advisers Act of 1940.

The following are the general partners of BBH & Co.:

NAME (listed alphabetically)ADDRESS                    OCCUPATION

NAME                     ADDRESS                                                                    OCCUPATION
J. William Anderson      140 Broadway New York, NY 10005                                              Banker
Glenn E. Baker           140 Broadway New York, NY 10005                                              Banker
Peter B. Bartlett        140 Broadway New York, NY 10005                                              Banker
Thomas E. Berk           140 Broadway New York, NY 10005                                              Banker
Brian A. Berris          140 Broadway New York, NY 10005                                              Banker
Taylor S. Bodman         40 Water Street Boston, MA 02109                                             Banker
John J. Borland          240 Royal Palm Way Palm Beach, FL 33480                                      Banker
Timothy J. Connelly      40 Water Street Boston, MA 02109                                             Banker
*Douglas A. Donahue, Jr. 40 Water Street Boston, MA 02109                                             Banker
Anthony T. Enders        140 Broadway New York, NY 10005                                              Banker
Alexander T. Ercklentz   140 Broadway New York, NY 10005                                              Banker
Dario Galindo            140 Broadway New York, NY 10005                                              Banker
John A. Gehret           140 Broadway New York, NY 10005                                              Banker
Kathryn C. George        140 Broadway New York, NY 10005                                              Banker
Elbridge T. Gerry, Jr.   140 Broadway New York, NY 10005                                              Banker
Robert R. Gould          40 Water Street Boston, MA 02109                                             Banker
Kyosuke Hashimoto        2-31-19, Shiba, Minato-ku  Banzai Building 5th floor Tokyo, 105-0014 Japan   Banker
*Landon Hilliard         140 Broadway New York, NY 10005                                              Banker
Jeffrey R. Holland       Veritas House 125 Finsbury Pavement London EC2A 1PN, England                 Banker
Charles O. Izard         227 West Trade Street, Suite 2100 Charlotte, North Carolina 28202            Banker
Radford W. Klotz         140 Broadway New York, NY 10005                                              Banker
Susan C. Livingston      40 Water Street Boston, MA 02109                                             Banker
T. Michael Long          140 Broadway New York, NY 10005                                              Banker
*Hampton S. Lynch, Jr.   140 Broadway New York, NY 10005                                              Banker
*Michael W. McConnell    140 Broadway New York, NY 10005                                              Banker
John P. Molner           140 Broadway New York, NY 10005                                              Banker
William H. Moore III     140 Broadway New York, NY 10005                                              Banker
*Donald B. Murphy        140 Broadway New York, NY 10005                                              Banker
Yukinori Nagahisa        2-31-19, Shiba, Minato-ku  Banzai Building 5th floor Tokyo, 105-0014 Japan   Banker
John A. Nielsen          140 Broadway New York, NY 10005                                              Banker
A. Heaton Robertson      40 Water Street Boston, MA 02109                                             Banker
Jeffrey A. Schoenfeld    140 Broadway New York, NY 10005                                              Banker
W. Carter Sullivan III   140 Broadway New York, NY 10005                                              Banker
Stokley P. Towles        40 Water Street Boston, MA 02109                                             Banker
Andrew J. F. Tucker      140 Broadway New York, NY 10005                                              Banker
*Lawrence C. Tucker      140 Broadway New York, NY 10005                                              Banker
William B. Tyree         140 Broadway New York, NY 10005                                              Banker
Douglas C. Walker        1531 Walnut Street Philadelphia, Pennsylvania 19102                          Banker
William J. Whelan, Jr.   40 Water Street Boston, MA 02109                                             Banker
Richard H. Witmer, Jr    140 Broadway New York, NY 10005                                              Banker

*Member of the Steering Committee of BBH & Co.

To the knowledge of Registrant, none of the officers or directors of Walter Scott & Partners Limited, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment. Set forth below are the names and principal business addresses of the directors and officers who are engaged in any other business, profession, vocation, or employment of a substantial nature.

 Name                   Title/Position
 Dr. Walter Grant Scott Chairman
 Alan McFarlane         Managing Director
 Dr. Kenneth Lyall      Director
 Sharon Bentley-Hamlyn  Director
 James Smith            Director
 Pamela Maxton          Director
 Marilyn Harrison       Director
 Alistair Lyon-Dean     Company Secretary & Compliance Officer
 John Clark             Non-Executive Director & Senior Adviser

To the knowledge of Registrant, none of the officers or directors of Mondrian Investment Partners Limited, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment. Set forth below are the names and principal business addresses of the directors and officers who are engaged in any other business, profession, vocation, or employment of a substantial nature.

 Name                Title/Position
 David G. Tilles     CIO & Managing Director
 Roger Kitson        Vice Chairman
 Elizabeth Desmond   Regional Research Director
 Nigel May           Regional Research Director
 Hamish Parker       Director
 Clive Gillmore      Deputy Managing Director
 Christopher Moth    Director & CIO of Fixed Income
 John Kirk           Director
 John Emberson       Chief Operating Officer
 Jude Driscoll       Director
 George E. Deming    Director
 John C. E. Campbell Director

Item 27.    Principal Underwriters:


            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the
                  Registrant: BBH Fund, Inc., BBH Trust, Hibernia Funds, The Huntington Funds, Huntington VA Funds, MTB Group of Funds and WesMark Funds.

            (b)

         (1)                            (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                 With Distributor             With Registrant


Charles L. Davis, Jr.          President,
5800 Corporate Drive           Edgewood Services, Inc.               --
Pittsburgh, PA 15237-7002

Thomas R. Donahue              Director and Executive                --
5800 Corporate Drive           Vice President,
Pittsburgh, PA 15237-7002      Edgewood Services, Inc.

Peter J. Germain               Director,                             --
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas E. Territ               Director,
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II               Director and Treasurer                --
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                 Secretary,                            --
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler                Assistant Treasurer,
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak               Assistant Treasurer,
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Edward C. Bartley              Assistant Secretary,
5800 Corporate Drive           Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable




Item 28 Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of:

         BBH FUND, INC.
         40 Water Street
         Boston, MA 02109
         (Registrant)
         (Notices should be sent to the Agent for Service at the above address)

         Brown Brothers Harriman & Co.
         140 Broadway
         New York, NY 10005
         (investment adviser, eligible institution and shareholder servicing agent)

         Brown Brothers Harriman Trust Company, LLC
         140 Broadway
         New York, NY  10005
         (administrator)

         Federated Services Company
         1001 Liberty Avenue
         Pittsburgh, PA 15222-3779
         (sub-administrator)

         Walter Scott & Partners, Limited
         Millburn Tower
         Gogar, Edinburgh
         EH12 9BS, UK
         (subadviser)

         Mondrian Investment Partners Limited
         3rd Floor, 80 Cheapside
         London, England
         EC2V 6EE
         (subadviser)

         Edgewood Services, Inc.
         Federated Investors Tower
         5800 Corporate Drive
         Pittsburgh, PA  15222-7010
         (distributor)

         Brown Brothers Harriman & Co.
         50 Milk Street
         Boston, MA  02109
         (custodian)

         Citigroup Global Transaction Services
         Two Portland Square
         Portland, ME  04101
         (transfer agent)


Item 29. Management Services.

         Other than as set forth under the caption "Management of the Corporation" in the Prospectus constituting Part A of the Registration Statement, Registrant is not a party to any management-related service contract.



Item 30. Undertakings.

        Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BBH Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 2nd day of March 2007.



                                 BBH FUND, INC.

                            By: /s/ JOHN A. NIELSON
                           John A. Nielson, President

  Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

SIGNATURE                                  TITLE

/s /JOSEPH V. SHIELDS, JR.                 Trustee
(J.V. Shields, Jr.)

/s/ JOHN A. NIELSON                        President (Principal
(John A. Nielson)                          Executive Officer)

/s/ EUGENE P. BEARD                        Director
(Eugene P. Beard)

/s/ DAVID P. FELDMAN                       Director
(David P. Feldman)

/s/ ARTHUR D. MILTENBERGER                 Director
(Arthur D. Miltenberger)

/s/ ALAN G. LOWY                           Director
(Alan G. Lowy)

s/ SAMUEL PRYOR IV                         Director
(Samuel Pryor IV)

/s/ CHARLES H. SCHREIBER                   Treasurer, Vice President,
(Charles H. Scheiber)                      Principal Financial
                                           Officer